Summary of Significant Accounting Policies - Schedule of Amortization Expense (Details) (10-Q) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Accounting Policies [Abstract]
Remainder of 2020		$ 43,169
Fiscal year ending March 31, 2021		173,150
Fiscal year ending March 31, 2022		173,150
Fiscal year ending March 31, 2023		115,338
Fiscal year ending March 31, 2024		55,748
Fiscal year ending March 31, 2025 and beyond		175,496
Total	$ 692,882	$ 736,051	$ 1,576,685